COMMITMENTS AND CONTINGENCIES (Summary of Consolidated statements of operations expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Professional fees	$ 878,257	$ 643,913
Consultant [Member]
Professional fees	30,000	15,000
Fair value of shares of common stock issued to consultant	27,297	62,781
Fair value of warrants issued to consultant	99,333	319,419
Total contract expenses	$ 156,630	$ 397,200